                          AIM VARIABLE INSURANCE FUNDS

   AIM V.I. AGGRESSIVE GROWTH FUND           AIM V.I. DIVERSIFIED INCOME FUND
       AIM V.I. BALANCED FUND               AIM V.I. GOVERNMENT SECURITIES FUND
      AIM V.I. BASIC VALUE FUND                     AIM V.I. GROWTH FUND
      AIM V.I. BLUE CHIP FUND                     AIM V.I. HIGH YIELD FUND
AIM V.I. CAPITAL APPRECIATION FUND           AIM V.I. INTERNATIONAL GROWTH FUND
AIM V.I. CAPITAL DEVELOPMENT FUND            AIM V.I. MID CAP CORE EQUITY FUND
     AIM V.I. CORE EQUITY FUND                   AIM V.I. MONEY MARKET FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND           AIM V.I. PREMIER EQUITY FUND

                               (SERIES I SHARES)

                         Supplement dated May 14, 2004
                     to the Prospectus dated April 30, 2004

The following replaces in its entirety the information appearing after the first paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. PREMIER EQUITY FUND" on page 4 of the Prospectus:

              "The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In managing the fund, the advisor diversifies the investment portfolio among the core, growth and value equity investment disciplines to construct a single, core investment portfolio. A separate portfolio management team will independently manage the assets represented by each investment discipline. Normally, a greater percentage of the fund's assets will be invested using the core investment discipline than using either the growth or value investment disciplines. However, the allocation will vary according to the performance of each investment discipline, as well as periodic rebalancing by the advisor to maintain a core investment portfolio during various market cycles.

              In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The core discipline portfolio managers focus on equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values (the "core categories"). The growth discipline portfolio managers focus on equity securities of (1) companies with the potential to consistently generate above-average growth in sales and earnings, (2) established large-cap companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth - usually above market expectations. The value discipline portfolio managers focus on equity securities of companies that are selling at a substantial discount to calculated intrinsic value.

              The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

              The core discipline portfolio managers consider whether to reduce or eliminate a particular security when they believe the company no longer fits into one or more of the core categories. A growth stock may be reduced or eliminated when it no longer meets investment criteria, based on negative earnings revisions or deterioration in the fundamental business prospects, or to capitalize on a more attractive investment opportunity. A value stock may be reduced or eliminated in order to capitalize on a more attractive investment opportunity, when its market value exceeds the portfolio manager's estimate of its intrinsic value or when permanent, fundamental deterioration results in a reduction in intrinsic value with inadequate upside potential or unexpected deterioration in financial strength."

The following new paragraph is added after the first paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUNDS - AIM V.I. PREMIER EQUITY FUND" on page 8 of the Prospectus:

              "The fund's investments in different, independently-managed investment disciplines create allocation risk, which is the risk that the allocation of investments among core, growth and value companies may have a more significant effect on the fund's net asset value when one of these disciplines is performing more poorly than the other(s). Additionally, the active rebalancing of the fund among these investment disciplines may result in increased transaction costs. The independent management of the three discipline sections may also result in adverse tax consequences if the portfolio managers responsible for the fund's three investment disciplines effect transactions in the same security on or about the same time."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. PREMIER EQUITY FUND" on page 32 of the Prospectus:

         "o Ronald S. Sloan (lead manager of the fund, who is responsible for the percentage allocation of assets among the three style disciplines, and also lead manager of the Mid/Large Cap Core
               Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

          o Lanny H. Sachnowitz (lead manager of the Large Cap Growth Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

          o Bret W. Stanley (lead manager of the Basic Value Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         More information on the fund's Mid/Large Cap Core, Large Cap Growth and Basic Value Teams may be found on our website
         (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS


    AIM V.I. AGGRESSIVE GROWTH FUND           AIM V.I. DIVERSIFIED INCOME FUND
        AIM V.I. BALANCED FUND               AIM V.I. GOVERNMENT SECURITIES FUND
       AIM V.I. BASIC VALUE FUND                    AIM V.I. GROWTH FUND
        AIM V.I. BLUE CHIP FUND                   AIM V.I. HIGH YIELD FUND
  AIM V.I. CAPITAL APPRECIATION FUND         AIM V.I. INTERNATIONAL GROWTH FUND
   AIM V.I. CAPITAL DEVELOPMENT FUND          AIM V.I. MID CAP CORE EQUITY FUND
       AIM V.I. CORE EQUITY FUND                 AIM V.I. MONEY MARKET FUND
 AIM V.I. DENT DEMOGRAPHIC TRENDS FUND          AIM V.I. PREMIER EQUITY FUND

                               (SERIES II SHARES)

                         Supplement dated May 14, 2004
                     to the Prospectus dated April 30, 2004

The following replaces in its entirety the information appearing after the first paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. PREMIER EQUITY FUND" on page 4 of the Prospectus:

              "The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In managing the fund, the advisor diversifies the investment portfolio among the core, growth and value equity investment disciplines to construct a single, core investment portfolio. A separate portfolio management team will independently manage the assets represented by each investment discipline. Normally, a greater percentage of the fund's assets will be invested using the core investment discipline than using either the growth or value investment disciplines. However, the allocation will vary according to the performance of each investment discipline, as well as periodic rebalancing by the advisor to maintain a core investment portfolio during various market cycles.

              In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The core discipline portfolio managers focus on equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values (the "core categories"). The growth discipline portfolio managers focus on equity securities of (1) companies with the potential to consistently generate above-average growth in sales and earnings, (2) established large-cap companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth - usually above market expectations. The value discipline portfolio managers focus on equity securities of companies that are selling at a substantial discount to calculated intrinsic value.

              The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

              The core discipline portfolio managers consider whether to reduce or eliminate a particular security when they believe the company no longer fits into one or more of the core categories. A growth stock may be reduced or eliminated when it no longer meets investment criteria, based on negative earnings revisions or deterioration in the fundamental business prospects, or to capitalize on a more attractive investment opportunity. A value stock may be reduced or eliminated in order to capitalize on a more attractive investment opportunity, when its market value exceeds the portfolio manager's estimate of its intrinsic value or when permanent, fundamental deterioration results in a reduction in intrinsic value with inadequate upside potential or unexpected deterioration in financial strength."

The following new paragraph is added after the first paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUNDS - AIM V.I. PREMIER EQUITY FUND" on page 8 of the Prospectus:

              "The fund's investments in different, independently-managed investment disciplines create allocation risk, which is the risk that the allocation of investments among core, growth and value companies may have a more significant effect on the fund's net asset value when one of these disciplines is performing more poorly than the other(s). Additionally, the active rebalancing of the fund among these investment disciplines may result in increased transaction costs. The independent management of the three discipline sections may also result in adverse tax consequences if the portfolio managers responsible for the fund's three investment disciplines effect transactions in the same security on or about the same time."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. PREMIER EQUITY FUND" on page 32 of the Prospectus:

         "o Ronald S. Sloan (lead manager of the fund, who is responsible for the percentage allocation of assets among the three style disciplines, and also lead manager of the Mid/Large Cap Core
               Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

          o Lanny H. Sachnowitz (lead manager of the Large Cap Growth Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

          o Bret W. Stanley (lead manager of the Basic Value Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         More information on the fund's Mid/Large Cap Core, Large Cap Growth and Basic Value Teams may be found on our website
         (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. PREMIER EQUITY FUND

                               (SERIES I SHARES)

                         Supplement dated May 14, 2004
                     to the Prospectus dated April 30, 2004

The following replaces in its entirety the information appearing after the first paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the Prospectus:

              "The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In managing the fund, the advisor diversifies the investment portfolio among the core, growth and value equity investment disciplines to construct a single, core investment portfolio. A separate portfolio management team will independently manage the assets represented by each investment discipline. Normally, a greater percentage of the fund's assets will be invested using the core investment discipline than using either the growth or value investment disciplines. However, the allocation will vary according to the performance of each investment discipline, as well as periodic rebalancing by the advisor to maintain a core investment portfolio during various market cycles.

              In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The core discipline portfolio managers focus on equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values (the "core categories"). The growth discipline portfolio managers focus on equity securities of (1) companies with the potential to consistently generate above-average growth in sales and earnings, (2) established large-cap companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth - usually above market expectations. The value discipline portfolio managers focus on equity securities of companies that are selling at a substantial discount to calculated intrinsic value.

              The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

              The core discipline portfolio managers consider whether to reduce or eliminate a particular security when they believe the company no longer fits into one or more of the core categories. A growth stock may be reduced or eliminated when it no longer meets investment criteria, based on negative earnings revisions or deterioration in the fundamental business prospects, or to capitalize on a more attractive investment opportunity. A value stock may be reduced or eliminated in order to capitalize on a more attractive investment opportunity, when its market value exceeds the portfolio manager's estimate of its intrinsic value or when permanent, fundamental deterioration results in a reduction in intrinsic value with inadequate upside potential or unexpected deterioration in financial strength.

              In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives."

The following replaces in its entirety the information appearing after the first paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the Prospectus:

              "The fund's investments in different, independently-managed investment disciplines create allocation risk, which is the risk that the allocation of investments among core, growth and value companies may have a more significant effect on the fund's net asset value when one of these disciplines is performing more poorly than the other(s). Additionally, the active rebalancing of the fund among these investment disciplines may result in increased transaction costs. The independent management of the three discipline sections may also result in adverse tax consequences if the portfolio managers responsible for the fund's three investment disciplines effect transactions in the same security on or about the same time.
              Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

          o Ronald S. Sloan (lead manager of the fund, who is responsible for the percentage allocation of assets among the three style disciplines, and also lead manager of the Mid/Large Cap Core
               Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

          o Lanny H. Sachnowitz (lead manager of the Large Cap Growth Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

          o Bret W. Stanley (lead manager of the Basic Value Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         More information on the fund's Mid/Large Cap Core, Large Cap Growth and Basic Value Teams may be found on our website
         (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. PREMIER EQUITY FUND

                               (SERIES II SHARES)

                         Supplement dated May 14, 2004
                     to the Prospectus dated April 30, 2004

The following replaces in its entirety the information appearing after the first paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the Prospectus:

              "The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In managing the fund, the advisor diversifies the investment portfolio among the core, growth and value equity investment disciplines to construct a single, core investment portfolio. A separate portfolio management team will independently manage the assets represented by each investment discipline. Normally, a greater percentage of the fund's assets will be invested using the core investment discipline than using either the growth or value investment disciplines. However, the allocation will vary according to the performance of each investment discipline, as well as periodic rebalancing by the advisor to maintain a core investment portfolio during various market cycles.

              In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The core discipline portfolio managers focus on equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values (the "core categories"). The growth discipline portfolio managers focus on equity securities of (1) companies with the potential to consistently generate above-average growth in sales and earnings, (2) established large-cap companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth - usually above market expectations. The value discipline portfolio managers focus on equity securities of companies that are selling at a substantial discount to calculated intrinsic value.

              The fund may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

              The core discipline portfolio managers consider whether to reduce or eliminate a particular security when they believe the company no longer fits into one or more of the core categories. A growth stock may be reduced or eliminated when it no longer meets investment criteria, based on negative earnings revisions or deterioration in the fundamental business prospects, or to capitalize on a more attractive investment opportunity. A value stock may be reduced or eliminated in order to capitalize on a more attractive investment opportunity, when its market value exceeds the portfolio manager's estimate of its intrinsic value or when permanent, fundamental deterioration results in a reduction in intrinsic value with inadequate upside potential or unexpected deterioration in financial strength.

              In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives."

The following replaces in its entirety the information appearing after the first paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the Prospectus:

              "The fund's investments in different, independently-managed investment disciplines create allocation risk, which is the risk that the allocation of investments among core, growth and value companies may have a more significant effect on the fund's net asset value when one of these disciplines is performing more poorly than the other(s). Additionally, the active rebalancing of the fund among these investment disciplines may result in increased transaction costs. The independent management of the three discipline sections may result in adverse tax consequences if the portfolio managers responsible for the fund's three investment disciplines effect transactions in the same security on or about the same time.
              Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

          o Ronald S. Sloan (lead manager of the fund, who is responsible for the percentage allocation of assets among the three style disciplines, and also lead manager of the Mid/Large Cap Core
               Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

          o Lanny H. Sachnowitz (lead manager of the Large Cap Growth Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

          o Bret W. Stanley (lead manager of the Basic Value Team), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         More information on the fund's Mid/Large Cap Core, Large Cap Growth and Basic Value Teams may be found on our website
         (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."